Segment Information (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Assets, Total	$ 299,219	$ 211,355
Mainland China
Revenues from External Customers and Long-Lived Assets [Line Items]
Assets, Total	289,560	196,276
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Assets, Total	$ 9,659	$ 15,079